Consolidated Statements of Shareholders' Equity - USD ($)	Share Capital Multiple Voting Shares	Share Capital Subordinate Voting Shares	Share Capital Exchangeable Shares	Treasury stock	Additional paid-in capital.	Accumulated other comprehensive (loss) income	Deficit	Multiple Voting Shares	Subordinate Voting Shares	Exchangeable Shares	Total
Equity at beginning of period at Dec. 31, 2019				$ (245,469)	$ 420,337,575	$ 3,265,610	$ (223,644,061)				$ 199,713,655
Number of shares outstanding at beginning of period at Dec. 31, 2019	3,696,486	14,824,485	8,373,792	(29,500)
Stock-based compensation					31,156,759						31,156,759
Replacement options issued - business combinations											4,452,917
Exercise of Rights, shares		175,640							1,370,170
Exercise of Warrants					48,489,148						48,489,148
Exercise of Warrants, shares		5,574,446							13,076,097
Conversion of Exchangeable Shares, shares		8,170,805	(8,170,805)
Share issuance - make-whole					3,765,927						3,765,927
Share issuance - make-whole, shares			614,515
Repurchase of Subordinate Voting Shares				$ (311,430)							(311,430)
Repurchase of Subordinate Voting Shares, shares				(34,300)
Share issuance - combinations and acquisitions [Note 4]					27,059,085						27,059,085
Share issuance - combinations and acquisitions, shares		128,265	1,310,041
Net loss							(24,605,449)				(24,605,449)
Equity at end of period at Dec. 31, 2020				$ (556,899)	530,808,494	3,265,610	(248,249,510)				285,267,695
Number of shares outstanding at end of period at Dec. 31, 2020	3,696,486	28,873,641	2,127,543	(63,800)				3,696,486	28,873,641	2,127,543
Stock-based compensation					27,155,214						27,155,214
Stock-based compensation in Shares		1,916,045
Tax witholding on stock-based compensation awards					(28,536,340)						(28,536,340)
Tax witholding on stock-based compensation awards, shares		990,854
Share issuance - business combinations and asset acquisition					576,195,758						576,195,758
Share issuance - business combinations, asset acquisition and equity investment, Shares		13,571,090	6,081,768
Replacement options issued - business combinations					4,452,917						4,452,917
Equity offering					118,052,400						118,052,400
Equity offering		4,600,000
Exercise of options, net of options sold to cover income taxes					314,915						$ 314,915
Options exercised		37,234									(37,234)
Conversion of convertible debt					7,429,389						$ 7,429,389
Conversion of convertible debt, shares		232,259
Exercise of Rights, shares		134,782
Exercise of Warrants					55,691,685						$ 55,691,685
Exercise of Warrants, shares		7,203,452							13,076,097		1,916,045
Conversion of Exchangeable Shares, shares		841,026	(841,026)
Repurchase of Subordinate Voting Shares				$ (7,271,138)	(1,737,340)						$ (9,008,478)
Repurchase of Subordinate Voting Shares, shares		(81,500)		(504,500)
Net loss							(16,952,451)				(16,952,451)
Equity at end of period at Dec. 31, 2021				$ (7,828,037)	$ 1,289,827,092	$ 3,265,610	$ (265,201,961)				$ 1,020,062,704
Number of shares outstanding at end of period at Dec. 31, 2021	3,696,486	56,337,175	7,368,285	(568,300)				3,696,486	56,337,175	7,368,285